RELATED PARTY TRANSACTION (Details) - USD ($)	12 Months Ended
	Dec. 28, 2025	Dec. 29, 2024
Investment In NGI [Member]
Beginning balance	$ 304,000	$ 304,000
2024 Activity		0
Allowance for impairment	(304,000)
Ending balance	0	304,000
Allowance for impairment	304,000
Bottle Inventory [Member]
Beginning balance	0	0
2024 Activity		0
Allowance for impairment	0
Ending balance	574,000	0
Loans to NGI	0
Acquisition of NGI secured promissory note	0
Allowance for impairment	0
Foreclosure on the bottle inventory collateral	409,857
Allowance to reduce the value of bottles to the estimated net realizable value	216,718
Water bottle inventory payments	380,861
Allowance to reduce the value of bottles to the estimated net realizable value	(216,718)
Loans Activity [Member]
Beginning balance	120,000
2024 Activity		120,000
Allowance for impairment	0
Ending balance	0	$ 120,000
Loans to NGI	290,636
Acquisition of NGI secured promissory note	359,221
Allowance for impairment	0
Foreclosure on the bottle inventory collateral	(409,857)
Loan repayment, June 2025	(360,000)
Allowance to reduce the value of bottles to the estimated net realizable value	0
Allowance to reduce the value of bottles to the estimated net realizable value	$ 0